Related Party Transactions (Details)									1 Months Ended	3 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
		Feb. 07, 2026 shares	Jan. 07, 2026 USD ($) $ / shares shares	Dec. 24, 2025 USD ($) $ / shares shares	Dec. 22, 2025 USD ($)	Dec. 16, 2025 USD ($) $ / shares shares	Dec. 01, 2025 USD ($) $ / shares shares	Aug. 07, 2025 USD ($) $ / shares shares	Dec. 16, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Related Party Transactions [Line Items]
Stock-based compensation expense | $						$ 346,500
Aggregate consideration | $						$ 450	$ 450		$ 450
Purchase an aggregate				4,250,000							4,250,000			4,250,000
Office space and administrative expenses | $										$ 779,635	$ 139,654		$ 1,144,779
Percentage of issued and outstanding								25.00%
Sponsor aggregate amount | $										29,195	30,925		29,195	$ 30,925
Administrative services fees | $										$ 75,000	5,645		150,000
Working capital loans | $
Promissory note | $											$ 161,544			$ 161,544
Founder shares were forfeited		499,950
Percentage of subscription units									50.00%		50.00%
Gross proceeds | $											$ 6,119,381		$ 300,000
Stock Price [Member]
Related Party Transactions [Line Items]
Fair value measurement input						9.85			9.85		9.85			9.85
Market Adjustment [Member]
Related Party Transactions [Line Items]
Fair value measurement input						27			27		27			27
Marketability [Member]
Related Party Transactions [Line Items]
Fair value measurement input						13			13		13			13
Subsequent Event [Member]
Related Party Transactions [Line Items]
Price per share | $ / shares			$ 0.4
Shares of over-allotment option to purchase		1,500,000
Founder shares were forfeited		499,950
Founder shares were issued		7,165,950
Founder shares were outstanding		7,165,950
Gross proceeds | $			$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Aggregate purchase price | $								$ 25,000
Ordinary shares, shares issued	[1]									7,165,950	7,665,900	[2]	7,165,950	7,665,900	[2]
Founder shares were forfeited		499,950
Ordinary shares, outstanding	[1]									7,165,950	7,665,900	[2]	7,165,950	7,665,900	[2]
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Ordinary shares, shares issued		7,165,950
Ordinary shares, outstanding		7,165,950
Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor aggregate amount | $											$ 30,925			$ 30,925
Founder share						150,000	150,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, shares issued										7,165,950			7,165,950
Ordinary shares, outstanding										7,165,950			7,165,950
Related Party [Member]
Related Party Transactions [Line Items]
Sponsor aggregate amount | $										$ 29,195	30,925		$ 29,195	$ 30,925
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Office space and administrative expenses | $					$ 25,000
Promissory Note — Related Party [Member]
Related Party Transactions [Line Items]
Other expenses | $								$ 300,000
Private Placement [Member]
Related Party Transactions [Line Items]
Price per share | $ / shares			$ 10
Shares issued			30,000
Aggregate purchase price | $				$ 2,000,000							$ 2,000,000
Purchase an aggregate				200,000							200,000			200,000
Warrant price per share | $ / shares				$ 10							$ 10			$ 10
Gross proceeds | $			$ 300,000	$ 6,250,000
Private Placement [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Price per share | $ / shares			$ 10
Aggregate purchase price | $			$ 30,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price | $			1,500,000
Purchase an aggregate				425,000							425,000			425,000
Gross proceeds | $				$ 6,250,000
Private Placement [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Aggregate purchase price | $			$ 1,500,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Price per share | $ / shares										$ 2.31	$ 2.31		$ 2.31	$ 2.31
Founder shares no longer subject to forfeiture			499,950
Ordinary shares, shares issued										7,165,950	7,665,900		7,165,950	7,665,900
Fair value of founder shares											346,500		346,500
Warrant price per share | $ / shares						$ 0.003	$ 0.003		$ 0.003
Shares of over-allotment option to purchase		1,500,000
Ordinary shares, outstanding										7,165,950	7,665,900		7,165,950	7,665,900
Founder Shares [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Founder shares no longer subject to forfeiture			499,950
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Price per share | $ / shares								$ 0.003
Shares issued								7,665,900
Aggregate purchase price | $								$ 25,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued								7,665,900
Founder shares no longer subject to forfeiture								999,900

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).